Reclassification of Prior Year Presentation	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification of Prior Year Presentation

20. Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified to their own line items within the Consolidated Statement of Operations and Consolidated Statements of Cash Flow. Specifically, warrant inducement expense of $2.6 million was reclassed from change in fair value of warrant liabilities for prior year presentation. These reclassifications had no effect on the reported results of operations.